Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Prepaid Expenses [Abstract]
Prepaid Expenses
4.	Prepaid Expenses

Prepaid expenses consist of the following as of December 31:

	2011	2010
Prepaid insurance	$178,536	$71,215
Prepaid offering costs	—	42,369
Prepaid research fees	—	38,719
Prepaid subscriptions fees	9,942	3,756
Prepaid rent	2,267	3,251
Other	8,371	6,911

Total prepaid expenses	$199,116	$166,221